Other information Other information - Supplemental cash flow information (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash paid during the year for:
Interest	CAD 5,895	CAD 9,187
Income taxes	0	0
Cash received during the year for:
Interest	194	208
Income taxes	CAD 0	CAD 0